Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Hastings Street Trust
Entity Central Index Key	0000035348
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Fidelity Series Large Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Large Cap Stock Fund
Class Name	Fidelity® Series Large Cap Stock Fund
Trading Symbol	FGLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Large Cap Stock Fund for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Stock Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 24,355,496,025
Holdings Count | shares	181
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$24,355,496,025
Number of Holdings	181
Portfolio Turnover	20%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.1 Industrials 18.3 Financials 15.1 Communication Services 10.6 Health Care 10.5 Energy 8.2 Consumer Staples 4.6 Consumer Discretionary 3.5 Materials 2.0 Utilities 1.0 Real Estate 0.4 Common Stocks 98.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 91.0 Canada 2.0 Zambia 1.3 Belgium 1.2 United Kingdom 1.2 Germany 0.8 Taiwan 0.7 Netherlands 0.7 France 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Canada - 2.0 Zambia - 1.3 Belgium - 1.2 United Kingdom - 1.2 Germany - 0.8 Taiwan - 0.7 Netherlands - 0.7 France - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Microsoft Corp 6.1 Wells Fargo & Co 5.6 Boeing Co 5.0 GE Aerospace 4.5 GE Vernova Inc 4.0 Exxon Mobil Corp 3.7 Alphabet Inc Class A 3.4 Bank of America Corp 2.9 Alphabet Inc Class C 2.9 45.6
Fidelity Mega Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity® Mega Cap Stock Fund
Trading Symbol	FGRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mega Cap Stock Fund	$ 31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
Net Assets	$ 5,766,775,973
Holdings Count | shares	116
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$5,766,775,973
Number of Holdings	116
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.1 Industrials 15.6 Financials 13.2 Communication Services 11.1 Energy 8.1 Health Care 8.1 Consumer Staples 5.0 Consumer Discretionary 4.1 Materials 0.9 Utilities 0.7 Real Estate 0.3 Common Stocks 93.2 Short-Term Investments and Net Other Assets (Liabilities) 6.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.2 Short-Term Investments and Net Other Assets (Liabilities) - 6.8 United States 92.6 Canada 1.4 United Kingdom 1.2 Taiwan 1.1 Zambia 0.8 Belgium 0.7 Germany 0.6 Netherlands 0.5 France 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 1.4 United Kingdom - 1.2 Taiwan - 1.1 Zambia - 0.8 Belgium - 0.7 Germany - 0.6 Netherlands - 0.5 France - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.3 Microsoft Corp 6.5 Boeing Co 5.1 Wells Fargo & Co 4.8 GE Aerospace 4.1 GE Vernova Inc 3.8 Alphabet Inc Class A 3.8 Exxon Mobil Corp 3.6 Apple Inc 3.4 Alphabet Inc Class C 3.2 46.6
Fidelity Advisor Mega Cap Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class Z
Trading Symbol	FZALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 25	0.47%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
Net Assets	$ 5,766,775,973
Holdings Count | shares	116
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$5,766,775,973
Number of Holdings	116
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.1 Industrials 15.6 Financials 13.2 Communication Services 11.1 Energy 8.1 Health Care 8.1 Consumer Staples 5.0 Consumer Discretionary 4.1 Materials 0.9 Utilities 0.7 Real Estate 0.3 Common Stocks 93.2 Short-Term Investments and Net Other Assets (Liabilities) 6.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.2 Short-Term Investments and Net Other Assets (Liabilities) - 6.8 United States 92.6 Canada 1.4 United Kingdom 1.2 Taiwan 1.1 Zambia 0.8 Belgium 0.7 Germany 0.6 Netherlands 0.5 France 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 1.4 United Kingdom - 1.2 Taiwan - 1.1 Zambia - 0.8 Belgium - 0.7 Germany - 0.6 Netherlands - 0.5 France - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.3 Microsoft Corp 6.5 Boeing Co 5.1 Wells Fargo & Co 4.8 GE Aerospace 4.1 GE Vernova Inc 3.8 Alphabet Inc Class A 3.8 Exxon Mobil Corp 3.6 Apple Inc 3.4 Alphabet Inc Class C 3.2 46.6
Fidelity Advisor Mega Cap Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class M
Trading Symbol	FTGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 60	1.11%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.11%
Net Assets	$ 5,766,775,973
Holdings Count | shares	116
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$5,766,775,973
Number of Holdings	116
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.1 Industrials 15.6 Financials 13.2 Communication Services 11.1 Energy 8.1 Health Care 8.1 Consumer Staples 5.0 Consumer Discretionary 4.1 Materials 0.9 Utilities 0.7 Real Estate 0.3 Common Stocks 93.2 Short-Term Investments and Net Other Assets (Liabilities) 6.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.2 Short-Term Investments and Net Other Assets (Liabilities) - 6.8 United States 92.6 Canada 1.4 United Kingdom 1.2 Taiwan 1.1 Zambia 0.8 Belgium 0.7 Germany 0.6 Netherlands 0.5 France 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 1.4 United Kingdom - 1.2 Taiwan - 1.1 Zambia - 0.8 Belgium - 0.7 Germany - 0.6 Netherlands - 0.5 France - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.3 Microsoft Corp 6.5 Boeing Co 5.1 Wells Fargo & Co 4.8 GE Aerospace 4.1 GE Vernova Inc 3.8 Alphabet Inc Class A 3.8 Exxon Mobil Corp 3.6 Apple Inc 3.4 Alphabet Inc Class C 3.2 46.6
Fidelity Advisor Mega Cap Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class I
Trading Symbol	FTRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 32	0.59%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%
Net Assets	$ 5,766,775,973
Holdings Count | shares	116
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$5,766,775,973
Number of Holdings	116
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.1 Industrials 15.6 Financials 13.2 Communication Services 11.1 Energy 8.1 Health Care 8.1 Consumer Staples 5.0 Consumer Discretionary 4.1 Materials 0.9 Utilities 0.7 Real Estate 0.3 Common Stocks 93.2 Short-Term Investments and Net Other Assets (Liabilities) 6.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.2 Short-Term Investments and Net Other Assets (Liabilities) - 6.8 United States 92.6 Canada 1.4 United Kingdom 1.2 Taiwan 1.1 Zambia 0.8 Belgium 0.7 Germany 0.6 Netherlands 0.5 France 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 1.4 United Kingdom - 1.2 Taiwan - 1.1 Zambia - 0.8 Belgium - 0.7 Germany - 0.6 Netherlands - 0.5 France - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.3 Microsoft Corp 6.5 Boeing Co 5.1 Wells Fargo & Co 4.8 GE Aerospace 4.1 GE Vernova Inc 3.8 Alphabet Inc Class A 3.8 Exxon Mobil Corp 3.6 Apple Inc 3.4 Alphabet Inc Class C 3.2 46.6
Fidelity Advisor Mega Cap Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class C
Trading Symbol	FGRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 87	1.63%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.63%
Net Assets	$ 5,766,775,973
Holdings Count | shares	116
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$5,766,775,973
Number of Holdings	116
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.1 Industrials 15.6 Financials 13.2 Communication Services 11.1 Energy 8.1 Health Care 8.1 Consumer Staples 5.0 Consumer Discretionary 4.1 Materials 0.9 Utilities 0.7 Real Estate 0.3 Common Stocks 93.2 Short-Term Investments and Net Other Assets (Liabilities) 6.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.2 Short-Term Investments and Net Other Assets (Liabilities) - 6.8 United States 92.6 Canada 1.4 United Kingdom 1.2 Taiwan 1.1 Zambia 0.8 Belgium 0.7 Germany 0.6 Netherlands 0.5 France 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 1.4 United Kingdom - 1.2 Taiwan - 1.1 Zambia - 0.8 Belgium - 0.7 Germany - 0.6 Netherlands - 0.5 France - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.3 Microsoft Corp 6.5 Boeing Co 5.1 Wells Fargo & Co 4.8 GE Aerospace 4.1 GE Vernova Inc 3.8 Alphabet Inc Class A 3.8 Exxon Mobil Corp 3.6 Apple Inc 3.4 Alphabet Inc Class C 3.2 46.6
Fidelity Advisor Mega Cap Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class A
Trading Symbol	FGTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.86%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
Net Assets	$ 5,766,775,973
Holdings Count | shares	116
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$5,766,775,973
Number of Holdings	116
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.1 Industrials 15.6 Financials 13.2 Communication Services 11.1 Energy 8.1 Health Care 8.1 Consumer Staples 5.0 Consumer Discretionary 4.1 Materials 0.9 Utilities 0.7 Real Estate 0.3 Common Stocks 93.2 Short-Term Investments and Net Other Assets (Liabilities) 6.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.2 Short-Term Investments and Net Other Assets (Liabilities) - 6.8 United States 92.6 Canada 1.4 United Kingdom 1.2 Taiwan 1.1 Zambia 0.8 Belgium 0.7 Germany 0.6 Netherlands 0.5 France 0.4 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 1.4 United Kingdom - 1.2 Taiwan - 1.1 Zambia - 0.8 Belgium - 0.7 Germany - 0.6 Netherlands - 0.5 France - 0.4 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.3 Microsoft Corp 6.5 Boeing Co 5.1 Wells Fargo & Co 4.8 GE Aerospace 4.1 GE Vernova Inc 3.8 Alphabet Inc Class A 3.8 Exxon Mobil Corp 3.6 Apple Inc 3.4 Alphabet Inc Class C 3.2 46.6
Fidelity Growth Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Discovery Fund
Class Name	Fidelity® Growth Discovery Fund
Trading Symbol	FDSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Discovery Fund	$ 25	0.47%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
Net Assets	$ 6,416,410,117
Holdings Count | shares	144
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$6,416,410,117
Number of Holdings	144
Portfolio Turnover	78%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.8 Communication Services 13.5 Consumer Discretionary 11.3 Financials 8.2 Health Care 8.1 Industrials 7.4 Materials 2.0 Consumer Staples 1.5 Utilities 0.9 Real Estate 0.6 Energy 0.5 Common Stocks 99.0 Preferred Stocks 0.8 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.8 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 91.1 Taiwan 2.9 Canada 1.7 China 1.0 Korea (South) 1.0 Belgium 0.9 Netherlands 0.4 Germany 0.4 Brazil 0.4 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Taiwan - 2.9 Canada - 1.7 China - 1.0 Korea (South) - 1.0 Belgium - 0.9 Netherlands - 0.4 Germany - 0.4 Brazil - 0.4 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.5 Microsoft Corp 10.0 Alphabet Inc Class A 6.6 Apple Inc 5.4 Amazon.com Inc 5.2 Broadcom Inc 4.8 Meta Platforms Inc Class A 4.1 Mastercard Inc Class A 3.6 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.9 Eli Lilly & Co 2.6 58.7
Fidelity Growth Discovery Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Discovery Fund
Class Name	Fidelity® Growth Discovery Fund Class K
Trading Symbol	FGDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Net Assets	$ 6,416,410,117
Holdings Count | shares	144
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$6,416,410,117
Number of Holdings	144
Portfolio Turnover	78%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.8 Communication Services 13.5 Consumer Discretionary 11.3 Financials 8.2 Health Care 8.1 Industrials 7.4 Materials 2.0 Consumer Staples 1.5 Utilities 0.9 Real Estate 0.6 Energy 0.5 Common Stocks 99.0 Preferred Stocks 0.8 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.8 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 91.1 Taiwan 2.9 Canada 1.7 China 1.0 Korea (South) 1.0 Belgium 0.9 Netherlands 0.4 Germany 0.4 Brazil 0.4 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Taiwan - 2.9 Canada - 1.7 China - 1.0 Korea (South) - 1.0 Belgium - 0.9 Netherlands - 0.4 Germany - 0.4 Brazil - 0.4 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.5 Microsoft Corp 10.0 Alphabet Inc Class A 6.6 Apple Inc 5.4 Amazon.com Inc 5.2 Broadcom Inc 4.8 Meta Platforms Inc Class A 4.1 Mastercard Inc Class A 3.6 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.9 Eli Lilly & Co 2.6 58.7
Fidelity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Fund
Class Name	Fidelity® Fund
Trading Symbol	FFIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Fund for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fund	$ 23	0.42%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.42%
Net Assets	$ 9,113,136,791
Holdings Count | shares	88
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$9,113,136,791
Number of Holdings	88
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.8 Communication Services 16.9 Financials 16.0 Consumer Discretionary 12.6 Health Care 11.0 Industrials 8.3 Consumer Staples 4.9 Energy 2.8 Materials 0.9 Utilities 0.7 Real Estate 0.5 Common Stocks 99.3 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 97.9 Canada 1.0 Belgium 0.4 United Kingdom 0.4 Netherlands 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.9 Canada - 1.0 Belgium - 0.4 United Kingdom - 0.4 Netherlands - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.5 Alphabet Inc Class A 9.2 Microsoft Corp 7.3 Amazon.com Inc 5.6 Meta Platforms Inc Class A 5.0 Apple Inc 4.2 Bank of America Corp 3.3 Mastercard Inc Class A 3.2 Wells Fargo & Co 3.1 Coca-Cola Co/The 2.9 53.3
Fidelity Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Fund
Class Name	Fidelity® Fund Class K
Trading Symbol	FFDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Fund for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Net Assets	$ 9,113,136,791
Holdings Count | shares	88
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$9,113,136,791
Number of Holdings	88
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.8 Communication Services 16.9 Financials 16.0 Consumer Discretionary 12.6 Health Care 11.0 Industrials 8.3 Consumer Staples 4.9 Energy 2.8 Materials 0.9 Utilities 0.7 Real Estate 0.5 Common Stocks 99.3 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 97.9 Canada 1.0 Belgium 0.4 United Kingdom 0.4 Netherlands 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.9 Canada - 1.0 Belgium - 0.4 United Kingdom - 0.4 Netherlands - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.5 Alphabet Inc Class A 9.2 Microsoft Corp 7.3 Amazon.com Inc 5.6 Meta Platforms Inc Class A 5.0 Apple Inc 4.2 Bank of America Corp 3.3 Mastercard Inc Class A 3.2 Wells Fargo & Co 3.1 Coca-Cola Co/The 2.9 53.3